Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense	For the years ended December 31, 2023, 2022 and 2021 income tax expense all of which is foreign current tax expense was as follows:
	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

Current:
Federal	--	--	--
State	--	--	--
Foreign	--	--	(887,648)
Total	--	--	(887,648)

Deferred:
Federal	--	--	--
State	--	--	--
Foreign	--	--	--
Total	--	--	--

Total income tax expense	--	--	--

Schedule of Loss Before Income Tax Expense	For the years ended December 31, 2023,2022 and 2021 loss before income tax expense consists of the following:
	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

U.S. operations	(3,348,514)	(4,199,652)	(1,934,339)
Foreign operations	(30,466,205)	(10,046,226)	(11,650,507)

Total	(33,814,719)	(14,245,878)	(13,584,846)

Schedule of Net Deferred Tax Assets and Liabilities	The components of Group’s net deferred tax assets and liabilities are as follows:
	Dec 31, 2023	Dec 31, 2022
Deferred tax assets:
Net operating loss carryforwards	6,735,213	3,678,381
Other current assets	214,120	776,016
Stock-based compensation	833,584	565,018
Operating lease liabilities	172,133	548,732
Financial liabilities	110	173,587
Accounts receivable, net	164,722	121,417
Accrued expenses and other current liabilities	589,247	89,475
Other non-current liabilities	81,465	71,445

Total deferred tax assets	8,790,594	6,024,071

Deferred tax liabilities:
Property, equipment and deposits, net	(2,577,631)	(1,428,847)
Operating lease right of use assets	(255,935)	(687,993)
other current assets	(36,910)	--
Other	(321,030)	(26,798)

Total deferred tax liabilities:	(3,191,506)	(2,143,638)

Less valuation allowance	(5,599,088)	(3,880,433)

Net deferred tax assets	--	--

Schedule of Changes in Tax Valuation Allowance	The following table reflects changes in tax valuation allowances for the years ended December 31, 2023,2022 and 2021.
	2023	2022	2021

January 1,	3,880,433	2,735,881	1,413,050

Net change in the valuation allowance	1,718,655	1,144,552	1,322,831
- Additions recognized in the income statement	1,718,655	1,224,430	2,645,495
- Translation adjustments	--	(79,878)	(1,322,664)

December 31,	5,599,088	3,880,433	2,735,881

Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate	The following table reconciles the differences between the U.S. federal statutory income tax rate to the Groups’ effective tax rate for the years ended December 31, 2023, 2022 and 2021:
	%	2023	%	2022	%	2021

Loss before income tax expense:		(33,814,719)		(14,245,878)		(13,584,846)
Income tax benefit at statutory rate	21	7,101,091	21	2,991,634	21	2,852,818
Tax exempt income	--	--	--	--	1	71,360
Nondeductible expenses	(11)	(3,799,970)	(5)	(777,764)	(10)	(1,347,007)
Currency remeasurement adjustments	(7)	(2,455,462)	(4)	(555,212)	--	--
Change in valuation allowance	(5)	(1,718,655)	(9)	(1,224,430)	(20)	(2,645,495)
Effect of different tax rates	3	872,997	(3)	(434,228)	(2)	(286,748)
Change in tax rates	--	--	--	--	3	467,424
Effective tax rate / income tax expense:	--	--	--	--	(7)	(887,648)